Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Reserved shares		435,000
Stock options issued to purchase common shares	8,660,000	4,660,000
Stock-based compensation expense		$ 0	$ 271,116
Options exercised, value		$ 11,948
Stock Option [Member]
Stock options issued to purchase common shares	2,392,310	2,592,310		2,592,310
Stock-based compensation expense	$ 0
Options exercised, shares	200,000
Options exercised price per share	$ 0.10
Options exercised, value	$ 20,000
Minimum [Member] | Stock Option [Member]
Common stock price per share	$ 0.10			$ 0.10
Maximum [Member] | Stock Option [Member]
Common stock price per share	$ 0.30			$ 0.30
2006 Employee Stock and Option Plan [Member]
Reserved shares	5,000,000	5,000,000
2006 Employee Stock and Option Plan [Member] | Minimum [Member]
Exercise period range	5 years	5 years
2006 Employee Stock and Option Plan [Member] | Maximum [Member]
Exercise period range	10 years	10 years
3 Officers And 2 Employees [Member]
Stock options issued to purchase common shares		525,000
Common stock price per share		$ 0.12
Exercisable period		10 years